27. Shareholders' equity (Details 3) - Quantity Units [Member] - BRL (R$)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Treasury shares
Treasury shares at beginning of the period		16,702	13,317	1,773
Shares Acquisitions		5,052	6,465	15,816
Cancellation of Shares	[1]	0	0	0
Payment - Share-based compensation		(2,925)	(3,080)	(4,272)
Treasury shares at end of the period		18,829	16,702	13,317
Balance of Treasury Shares in thousand of reais		R$ 789,587,000	R$ 679,364,000	R$ 460,550,000
Emission Costs in thousands of Reais		1,771,000	1,771,000	882,000
Balance of Treasury Shares in thousands of reais		R$ 791,358,000	R$ 681,135,000	R$ 461,432,000
Cost/Share Price
Minimum cost	[2]	R$7.55	BRL 7.55	BRL 7.55
Weighted average cost	[2]	R$33.24	BRL 32.10	BRL 28.59
Maximum cost	[2]	R$49.55	BRL 49.55	BRL 43.84
Share Price		R$44.83	BRL 42.60	BRL 42.70

[1]	At the EGM held on September, 18, 2017, it was approved the cancellation of 64,551,366 treasury shares (equivalent to 32,276 thousand Units) with the counterparty headings Capital Reserves and Profit Reserves, which represent the total of treasury shares registered in the book of common shares at that date, without reduction of the capital and consequent change in the clause 5th from the Bylaws in order to reflect the new quantities of common and preferred shares, nominatives and without value which represent the Banco Santander's capital.
[2]	Considering since the beginning of operations on the stock exchange.